INCOME TAX (CREDIT)/EXPENSE	12 Months Ended
Dec. 31, 2017
Income Tax Creditexpense Schedule Of Overseas Tax Jurisdictions Details
INCOME TAX (CREDIT)/EXPENSE
9.	INCOME TAX (CREDIT)/EXPENSE

The charge for tax based on the profit comprises:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Current tax expense
Irish Corporation tax	(51)	(240)	(251)
Foreign taxes (a)	358	222	472
Adjustment in respect of prior years	150	(271)	82

Total current tax (credit)/expense	457	(289)	303

Deferred tax expense (b)
Origination and reversal of temporary differences (see Note 14)	(5,969)	(2,872)	2,411
Origination and reversal of net operating losses (see Note 14)	4,298	(396)	(1,958)

Total deferred tax (credit)/expense	(1,671)	(3,268)	453

Total income tax (credit)/charge on continuing operations in statement of operations	(1,214)	(3,557)	756

(a)	The foreign taxes relate primarily to USA and Canada.
(b)
In 2017, there was a deferred tax credit of US$170,000 (2016: credit of US$1,804,000; 2015: charge of US$1,246,000) recognised in respect of Ireland and a deferred tax credit of US$1,501,000 (2016: US$1,464,000 credit; 2015: US$793,000 credit) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Profit/(Loss) before taxation	(39,875)	(42,140)	22,943
As a percentage of profit/loss before tax:
Current tax	1.14%	(0.69)%	1.32%
Total (current and deferred)	(3.05)%	(8.44)%	3.30%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2017	December 31, 2016	December 31, 2015
Irish corporation tax	(12.5)%	(12.5)%	12.5%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	12.05%	6.22%	(1.94)%
Effect of changes in US tax code (b)	(1.89)%	-	-
Effect of tax rates on overseas earnings	(2.09)%	(1.39)%	(1.34)%
Effect of Irish income taxable at higher tax rate	-	0.05%	0.06%
Adjustments in respect of prior years	0.38%	(0.64)%	2.53%
R&D tax credits (c)	(0.17)%	(0.65)%	(3.98)%
Other items (d)	1.17%	0.47%	(4.53)%

Effective tax rate	(3.05)%	(8.44)%	3.30%

(a)
The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 14). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.

(b)
In 2017, a number of changes were made to the USA tax code, the most significant of which was the reduction in the federal corporation tax rate to 21%. This resulted in a once-off tax credit of US$753,000 arising from the reduction in deferred tax balances due to the tax rate change, partially offset by the effect of mandatory deemed repatriation of certain deferred foreign earnings.

(c)
A lower amount of R&D tax credits has been recorded in 2017 compared to prior years because several of the R&D projects in Ireland are at an advanced stage where they no longer qualify for such a tax credit.

(d)
Other items comprise items not chargeable to tax/expenses not deductible for tax. In 2017, other items mainly comprise the movement in the Loan Note’s embedded derivatives value and the accretion of notional interest on the Loan Note’s host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes.

Unrecognised deferred tax assets – continuing operations	Effect in 2017 US$’000	Percentage effect in 2017	Effect in 2016 US$’000	Percentage effect in 2016
Temporary differences arising in the US	68	0.17%	2	0.01%
(Decrease)/increase in net operating losses arising in Brazil	(714)	(1.79)%	1,670	3.96%
Net operating losses arising in Ireland	5,452	13.67%	947	2.25%

	4,806	12.05%	2,619	6.22%

The distribution of (loss) / profit before taxes by geographical area was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Rest of World – Ireland	(35,821)	(23,787)	18,232
Rest of World – Other	4,809	5,241	5,378
Americas	(8,863)	(23,594)	(667)

	(39,875)	(42,140)	22,943

At December 31, 2017, the Group had unutilised net operating losses as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
USA	7,737	8,896	11,026
Ireland	57,206	40,652	22,609
Brazil	4,060	6,159	1,245

	69,003	55,707	34,880

In the USA, the utilisation of net operating loss carryforwards is limited to future profits in the USA. The net operating losses for the US arising prior to January 1, 2018 have a maximum carryforward of 20 years. In respect of the US, US$3,943,000 will expire by December 31, 2033, US$21,000 will expire by December 31, 2034, US$2,021,000 will expire by December 31, 2035, and US$1,752,000 will expire by December 31, 2036.

At December 31, 2017, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
US – unused tax credits	345	277	275
Brazil – unused tax losses	1,380	2,094	423
Ireland – unused tax losses	8,471	3,019	724

Unrecognised deferred tax asset	10,196	5,390	1,422

The accounting policy for deferred tax is to calculate the deferred tax asset that is deemed recoverable, considering all sources for future taxable profits. The deferred tax assets in the above table have not been recognised due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised. When there is a reversing deferred tax liability in that jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.

The Group has US state credit carryforwards of US$436,000 at December 31, 2017 (2016: US$ 420,000; 2015: US$ 417,000). A deferred tax asset of US$345,000 (2016: US$ 277,000; 2015: US$ 275,000) in respect of US state credit carryforwards was not recognised in 2017 due to uncertainties regarding future full utilisation of these state credit carryforwards in the related tax jurisdiction in future periods.